Hartford Life Insurance Company

200 Hopmeadow Street

Simsbury, CT 06089

March 31, 2009

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Hartford Mutual Funds, Inc.
File Nos. 333-02381/811-07589

Dear Sir or Madam:

Included herewith for filing on behalf of The Hartford Mutual Funds, Inc. (the “Company”), pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, is one copy of Post-Effective Amendment No. 77 (the “Amendment”).

The Amendment contains one prospectus (applicable to Class R3, Class R4, Class R5 and Class Y shares), one combined statement of additional information which is incorporated by reference into Part B of the Amendment (applicable to Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y shares), and one supplement to the SAI. The Amendment is being filed to add Class R3, Class R4, and Class R5 shares to The Hartford MidCap Fund, a series of the Company.

Pursuant to Rule 485(a)(1), the Company has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 31, 2009. No fees are required in connection with this filing. Please contact me at (860) 843-8859 or Kevin M. Bopp, Dechert, LLP, at (212) 641-5691 with any comments or questions concerning the Amendment. Thank you in advance for your consideration.

Sincerely,

/s/ Michael G. Phillips

Michael G. Phillips

Senior Counsel

cc: Kevin M. Bopp